BALANCE SHEETS (Unaudited) - USD ($)		Mar. 31, 2021	Dec. 31, 2020
ASSETS
Current asset - cash		$ 3,759	$ 12,500
Deferred offering costs		369,194	109,253
Total Assets		372,953	121,753
Current Liabilities
Accrued expenses		0	1,497
Accrued offering costs		199,900	96,753
Promissory note with related parties		150,000	0
Total Current Liabilities		349,900	98,250
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0	0
Additional paid-in capital		24,425	24,425
Accumulated deficit		(1,947)	(1,497)
Total Stockholder's Equity		23,053	23,503
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY		372,953	121,753
Common Class A [Member]
Stockholder's Equity
Common stock, value		0	0
Class B common stock [Member]
Stockholder's Equity
Common stock, value	[1]	$ 575	$ 575

[1]	(1) Includes an aggregate of 750,000 shares that are subject to forfeiture to the extent that the underwriter's over-allotment is not exercised in full or in part (see Note 7).